Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Goodwill [Line Items]
Beginning Balance	$ 141,669	$ 134,939
Goodwill additions related to prior acquisitions	(58)
Goodwill related to acquisitions		7,902
Foreign currency effects on Goodwill	(157)	(1,172)
Ending Balance	$ 141,454	$ 141,669